                              HARTFORD QUANTUM LIFE
                              SEPARATE ACCOUNT VL I
                         HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-110550


     SUPPLEMENT DATED MARCH 15, 2005 TO YOUR PROSPECTUS DATED MAY 3, 2004 AS
                              REVISED JUNE 24, 2004

               SUPPLEMENT DATED MARCH 15, 2005 TO YOUR PROSPECTUS

HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT - CLOSURE

Hartford Capital Appreciation HLS Fund Sub-Account is closed to all Policies issued on or after May 2, 2005. For Policies that are issued prior to May 2, 2005, Hartford Capital Appreciation HLS Fund Sub-Account will remain available as an investment option.


  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4347